Long-term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Investment Holdings [Line Items]
Equity observable price changes on impairment	¥ 0	¥ 0
Investments accounted for under equity method	¥ 8,895	¥ 9,075
Shenzhen Chuangbicheng Holding Co. Ltd. [Member]
Summary of Investment Holdings [Line Items]
Payments to acquire equity interest in a private entity			¥ 6,776
Equity interest in a private entity	3.43%		4.15%
Percentage of entity revenue attributable to private entity	34.87%